Bank Loans-Current (Details) - Techlution Service Limited [Member]	Mar. 12, 2021 HKD ($)	Jun. 12, 2020 HKD ($)	Mar. 12, 2021 USD ($)	Jun. 12, 2020 USD ($)
Bank Loans-Current [Line Items]
Loan amount	$ 2,304,000	$ 317,000	$ 295,954	$ 40,903
Maturity term start date	March 29, 2021	June 29, 2020
Maturity term	5 years	3 years	5 years	3 years
Maturity term end date	March 28, 2026	June 28, 2023
Percentage of rate of loan amount	2.75%	2.75%
Monthly instalments	36	36